Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 10,227		$ 9,413
Inventory write-down	68,783		128,241	$ 188,268
Impairments
Advance from customers	317,751		141,737
Revenue recognized on advance from customer	141,737		207,293	186,874
Government subsidies received			207,257	7,255
Employee social security and welfare benefits	537,888		531,728	$ 372,130
Underpayment tax	15	¥ 100
Cash and restricted cash	1,219,148		691,695
Cash and restricted cash	$ 2,884,957		$ 3,002,761
Mainland China [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	13.00%	13.00%
Netherlands [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	21.00%	21.00%	21.00%	21.00%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage
Customer Concentration Risk [Member] | One Customer [Member] | Total Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.40%	16.40%	14.50%	17.40%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.20%	16.20%	12.30%
Customer Concentration Risk [Member] | Two Customers [Member] | Total Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.10%	10.10%	11.90%	12.70%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.60%
Customer Concentration Risk [Member] | Three Customers [Member] | Total Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.40%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.10%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.90%	10.90%	12.20%